OTHER INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other income [line items]
Interest income and other	$ 22	$ 32	$ 41
Gain on available for sale investments	0	15	0
Gains on settlement of foreign currency contracts	28	0	23
Other Income, net	$ 50	$ 47	$ 64